Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000186128
Shareholder Report [Line Items]
Fund Name	Retirement Income 2020 Fund
Class Name	Investor Class
Trading Symbol	TRLAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - Investor Class	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were broadly positive in 2025. After a challenging start to the year, the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. Several major central banks resumed cutting interest rates over the year, as well, with the notable exception of the Bank of Japan, which raised interest rates at the end of the year as was widely expected.

  Compared with the S&P Target Date 2020 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. Additionally, the fund’s U.S. small-cap equity profile, which is more style diverse than the benchmark series’ core-only allocation, also had a positive impact.

  On the negative side, security selection detracted overall, led by unfavorable selection among U.S. large-cap core and value equities. A structural overweight allocation to U.S. equities versus international equities also weighed as U.S. equities underperformed international equities over the year.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/25/17
Retirement Income 2020 Fund (Investor Class)	12.41%	5.58%	7.07%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	-0.36	1.79
S&P Target Date 2020 Index (Strategy Benchmark)	12.72	5.35	6.36

The preceding line graph shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 189,463,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 722,000
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$189,463 Number of Portfolio Holdings27
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	36.9%
Domestic Bond Funds	32.9
International Equity Funds	13.9
International Bond Funds	13.0
Short-Term and Other	3.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	14.9%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.2
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.2
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price Equity Index 500 Fund	4.5
T. Rowe Price International Value Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.4
T. Rowe Price Overseas Stock Fund	3.6

Updated Prospectus Web Address	www.troweprice.com/paperless
C000247283
Shareholder Report [Line Items]
Fund Name	Retirement Income 2020 Fund
Class Name	I Class
Trading Symbol	TRABX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2020 Fund - I Class	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and global fixed income markets were broadly positive in 2025. After a challenging start to the year, the U.S. and China made efforts to improve their trade relationship, corporate earnings remained favorable, and investors favored artificial intelligence-related businesses and other high-growth companies. Several major central banks resumed cutting interest rates over the year, as well, with the notable exception of the Bank of Japan, which raised interest rates at the end of the year as was widely expected.

  Compared with the S&P Target Date 2020 Index, the fund’s higher total equity exposure in its glide path contributed to results for the period. Additionally, the fund’s U.S. small-cap equity profile, which is more style diverse than the benchmark series’ core-only allocation, also had a positive impact.

  On the negative side, security selection detracted overall, led by unfavorable selection among U.S. large-cap core and value equities. A structural overweight allocation to U.S. equities versus international equities also weighed as U.S. equities underperformed international equities over the year.

  The fund seeks to provide monthly income. The fund pursues its objectives by investing in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. The fund’s allocation among T. Rowe Price mutual funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 1/17/24
Retirement Income 2020 Fund (I Class)	12.74%	12.14%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	7.30	5.00
S&P Target Date 2020 Index (Strategy Benchmark)	12.72	11.47

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 189,463,000
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 722,000
InvestmentCompanyPortfolioTurnover	24.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$189,463 Number of Portfolio Holdings27
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Domestic Equity Funds	36.9%
Domestic Bond Funds	32.9
International Equity Funds	13.9
International Bond Funds	13.0
Short-Term and Other	3.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price New Income Fund	14.9%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	12.2
T. Rowe Price Value Fund	7.3
T. Rowe Price Growth Stock Fund	7.2
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.2
T. Rowe Price Equity Index 500 Fund	4.5
T. Rowe Price International Value Equity Fund	4.4
T. Rowe Price U.S. Large-Cap Core Fund	4.4
T. Rowe Price Overseas Stock Fund	3.6

Updated Prospectus Web Address	www.troweprice.com/paperless